                                                        American Skandia Trust

                                  Supplement dated March 1, 2003 to the Prospectus dated May 1, 2002

         In connection with a change in portfolio  managers for one of the Trust's  portfolios,  the following  paragraph  replaces the paragraph  beginning  at the  bottom  of page 121 of the  Trust's  Prospectus  and  continuing  at the top of page  122 of the  Trust's
Prospectus:

"David  Koziol and Michael  Patchen  are the  co-portfolio  managers  for the AST DeAM  International  Equity  Portfolio,  the AST DeAM
Small-Cap  Growth  Portfolio,  the AST DeAM  Large-Cap  Growth  Portfolio,  the AST DeAM  Small-Cap  Value  Portfolio  and the AST DeAM
Large-Cap  Value  Portfolio.  They have been involved in the management of the AST DeAM Small-Cap  Growth  Portfolio  since DAMI became the  Portfolio's  sub-advisor in December 2001. They have been involved in the management of the AST DeAM Large-Cap  Growth  Portfolio, the AST DeAM Small-Cap  Value Portfolio and the AST DeAM Large-Cap Value  Portfolio  since each Portfolio  commenced  operations.  They have been involved in the management of the AST DeAM  International  Equity Portfolio since DAMI became the Portfolio's  sub-advisor in
May 2002.  Mr.  Koziol,  CFA,  Director and Head of Global  Quantitative  Equities  joined DAMI in 2001 as Head of Global  Quantitative
Equity  Research and  International  Portfolio  Manager  after 6 years of  experience  as a Principal in the  Advanced  Strategies  and
Research Group at Barclays Global Investors,  where he developed  quantitative  equity fixed income and hedge fund products,  and as an investment  banker at Salomon  Brothers.  Mr. Patchen is Vice President and Head of Global  Quantitative  Equity Portfolio  Management,
responsible  for managing a variety of global  mandates  covering  both  traditional  accounts  and a  market-neutral  hedge fund.  Mr.
Patchen joined DAMI in 2000 with four years of experience  managing  global  quantitative  mandates  including hedge funds and separate accounts at AQR Capital Management and Goldman Sachs Asset Management."